Investment Securities (Amortized Cost and Aggregate Fair Value of Available for Sale Securities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Schedule of Available-for-sale Securities [Line Items]
Available for sale, amortized cost	$ 51,338	$ 63,410
Available for sale, unrealized gains	155	337
Available for sale, unrealized losses	(818)	(1,207)
Available for sale, fair value	50,675	62,540	$ 92,852
Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Available for sale, amortized cost		2,046
Available for sale, unrealized gains		236
Available for sale, unrealized losses		(73)
Available for sale, fair value		2,209
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale, amortized cost	28,780	36,021
Available for sale, unrealized gains	0	4
Available for sale, unrealized losses	(626)	(823)
Available for sale, fair value	28,154	35,202
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale, amortized cost	3,016	3,061
Available for sale, unrealized gains	0
Available for sale, unrealized losses	(80)	(87)
Available for sale, fair value	2,936	2,974
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale, amortized cost	19,542	22,282
Available for sale, unrealized gains	155	97
Available for sale, unrealized losses	(112)	(224)
Available for sale, fair value	$ 19,585	$ 22,155